BORROWINGS - Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
BORROWINGS
Short-term bank borrowings	¥ 34,000	$ 5,211	¥ 234,500
Long-term bank borrowings, current portion	68,500	10,498	32,500
Other long-term borrowings, current portion	111,828	17,138
Borrowings, current portion, Total	214,328	32,847	267,000
Long-term bank borrowings, non-current portion	605,119	92,738	79,500
Other long-term borrowings, non-current portion	281,877	43,200
Total borrowings	¥ 1,101,324	$ 168,785	¥ 346,500